General and Administrative Expenses	6 Months Ended
Jun. 30, 2023
General and administrative expense [Abstract]
General and administrative expenses

Note 19 — General and administrative expenses

Included within general and administrative expenses are the following expenses.

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Advertising and marketing expenses	248,254	10,145
Bank and other charges	2,439	222
Cleaning expenses	600	3,764
Depreciation	2,029	46,761
Director’s emoluments (included in note 19)	-	40,726
Entertainment expenses	17,425	24,037
Insurance	72,080	2,420
Sundry	4,262	-
Training	4,652	-
Office supplies and administrative expenses	8,539	14,533
Professional and consultancy services	565,617	6,402
Rent	12,175	-
Deed contract	15,569	-
Expenses on short term leases	-	1,623
Stamp duties and other taxes	13,510	4,189
Subscriptions	-	257
Staff costs	134,936	9,293
Transportation and accommodation	123,067	4,493
Utilities	-	2,014
Amortisation	30,937	-
Share based expenses	177,487	-
Warrant expense	198,209	-
Other administrative expenses	-	21,497
	1,631,787	192,376